UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06719

BB&T Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

E.G. Purcell, III, President

BB&T Funds

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code:(800) 228-1872

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT

EQUITY  INDEX  FUND

CLASS	A	SHARES
CLASS	B	SHARES
CLASS	C	SHARES

INSTITUTIONAL CLASS SHARES

JUNE 30, 2010

BB&T Funds

Notice of Privacy Policy & Practices

BB&T Funds recognizes and respects the privacy expectations of our customers. We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the BB&T Funds.

Collection of Customer Information

We collect nonpublic personal information about our customers1 from the following sources:

•	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

•	Account History, including information about the transactions and balances in a customer’s accounts; and

•	Correspondence, written, telephonic or electronic between a customer and the BB&T Funds or service providers to the BB&T Funds.

Disclosure of Customer Information

We many disclose all of the consumer information outlined above to third parties who are not affiliated with the BB&T Funds:

•	as permitted by law for example with service providers who maintain or service shareholder accounts for the BB&T Funds or to a shareholder’s broker or agent; and

•	to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institutional.

Security of Customer Information

We require service providers to the BB&T Funds:

•	to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the BB&T Funds; and

•	to maintain physical, electronic and procedural safeguards that comply with applicable legal standards to guard nonpublic personal information of customers of the BB&T Funds.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of the BB&T Funds.

[1]

For purposes of this notice, the terms “customer” or “customers” includes both individual shareholders of the BB&T Funds and individuals who provide nonpublic personal information to the BB&T Funds, but do not invest in BB&T Funds shares.

LETTER FROM THE INVESTMENT ADVISOR

Dear Shareholders:

We are pleased to present this semi-annual report for the BB&T Equity Index Fund, covering the six months between January 1, 2010 and June 30, 2010. The domestic equity market as measured by the S&P 5001 declined early in the year, then generated three months of gains, and concluded the period with a widespread sell-off. The S&P 500 fell 9.03% for the semi-annual period as a whole.

The U.S. economy initially showed signs of stabilization. Consumer spending — the major driver of domestic G.D.P. growth — posted sustained increases, and the Index of Leading Economic Indicators consistently improved as well. Indeed, the U.S. economy grew at an annualized rate of 2.7% during the first three months of 2010. U.S. stocks gained as investors reacted optimistically to economic advances and improving corporate-sector fundamentals.

Consumer confidence subsequently wobbled, however. Meanwhile, the housing market remained weak and private job growth was anemic. The stock market retreated in May and plunged in June on concerns about the health of the global economic recovery. Investors were particularly concerned about the extent of the sovereign debt crisis facing Greece, Spain and other European nations.

Most parts of the U.S. fixed-income market continued to benefit from a stronger U.S. dollar, Federal Reserve support, consumer and corporate de-leveraging, improving corporate balance sheets and falling inflation. In addition, the mounting fiscal weakness in the European Union prompted a flight to the quality of bonds backed by the U.S. government. The U.S. Treasury yield curve remained relatively steep.

Thank you for selecting the BB&T Equity Index Fund. We look forward to serving your investment needs during the months and years ahead.

Sincerely,

Jeffrey J. Schappe, CFA

Chief Investment Officer

BB&T Asset Management, Inc.

[1]

“S&P 500® ” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund or Master Portfolio. The S&P 500® Index is generally considered to be representative of the performance of the stock market as a whole. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. BB&T Asset Management, Inc., a wholly owned subsidiary of BB&T Corporation, serves as investment adviser to the BB&T Funds and is paid a fee for its services. Shares of the BB&T Funds are not deposits or obligations of, or guaranteed or endorsed by, Branch Banking and Trust Company or its affiliates. The Funds are not insured by the FDIC or any other government agency. The Funds are distributed by BB&T AM Distributors, Inc. The distributor is not affiliated with Branch Banking and Trust Company or its affiliates.

The foregoing information and opinions are for general information only. BB&T Asset Management, Inc. does not guarantee their accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice.

Portfolio Holdings Summary

(Unaudited)

Investment Type	% of Investment
S&P 500 Stock Master Portfolio	100.00%

For a summary of the S&P 500 Stock Master Portfolio’s holdings, please see the accompanying financial statements of the S&P 500 Stock Master Portfolio.

Expense Examples (Unaudited)

As a shareholder of the BB&T Equity Index Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and sales and (2) ongoing costs, including management fees and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 through June 30, 2010.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10	Annualized Expense Ratio During Period 1/1/10 - 6/30/10
BB&T Equity Index Fund	Class A	$1,000.00	$928.90	$4.35	0.91%
	Class B	1,000.00	926.40	7.88	1.65%
	Class C	1,000.00	926.30	7.93	1.66%
	Institutional Class	1,000.00	930.00	3.21	0.67%

*	Expenses are equal to the Fund’s annualized expense ratio during the period, multiplied by the average account value over the period, multiplied by 181, the number of days in the period, then divided by 365.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchases. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10	Annualized Expense Ratio During Period 1/1/10 - 6/30/10
BB&T Equity Index Fund	Class A	$1,000.00	$1,020.28	$4.56	0.91%
	Class B	1,000.00	1,016.61	8.25	1.65%
	Class C	1,000.00	1,016.56	8.30	1.66%
	Institutional Class	1,000.00	1,021.47	3.36	0.67%

*	Expenses are equal to the Fund’s annualized expense ratio during the period, multiplied by the average account value over the period, multiplied by 181, the number of days in the period, then divided by 365.

BB&T FUNDS

Equity Index Fund

Statement of Assets and Liabilities
June 30, 2010
(Unaudited)
Assets:
Investment in S&P 500 Stock Master Portfolio, at value ( See Note 1)	$25,889,277
Receivable for capital shares issued	8,226
Prepaid expenses	5,607

Total Assets	25,903,110

Liabilities:
Payable for capital shares redeemed	6,787
Accrued expenses and other payables:
Administration fees	2,390
Compliance service fees	11
Distribution fees	8,052
Fund accounting fees	10,516
Trustees fees	87
Printing fees	4,810
Professional fees	15,801
Other	5,486

Total Liabilities	53,940

Net Assets:	$25,849,170

Net Assets Consist of:
Capital	$39,057,727
Undistributed net investment income	8,713
Accumulated realized loss from investment transactions	(15,694,059)
Net unrealized appreciation on investments	2,476,789

Net Assets	$25,849,170

Net Assets
Class A Shares	$17,759,941
Class B Shares	3,633,013
Class C Shares	137,848
Institutional Class Shares	4,318,368

Total	$25,849,170

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value):
Class A Shares	2,566,485
Class B Shares	534,240
Class C Shares	20,101
Institutional Class Shares	624,940

Total	3,745,766

Net Asset Value
Class A Shares — redemption price per share	$6.92
Class B Shares — offering price per share*	6.80
Class C Shares — offering price per share*	6.86
Institutional Class Shares — offering and redemption price per share	6.91

Maximum Sales Charge — Class A Shares	5.75%

Maximum Offering Price (100%/(100% – Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share — Class A Shares	$7.34

*	Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Six Months Ended June 30, 2010
	(Unaudited)
Net Investment Income Allocated from Master Portfolio:
Dividend income	$282,780	(a)
Interest income	1,011	(a)
Securities lending income	4,537	(a)
Expenses(b)	(7,438	)(a)

Net Investment Income Allocated from Master Portfolio	280,890

Expenses:
Distribution fees — Class A Shares	52,118
Distribution fees — Class B Shares	23,596
Distribution fees — Class C Shares	671
Administration fees (See Note 3)	15,234
Fund accounting fees	22,667
Compliance service fees (See Note 3)	170
Custodian fees	729
Printing fees	13,942
Professional fees	15,752
Registration fees	6,447
Transfer agent fees (See Note 3)	7,555
Trustees fees	992
Other	6,675

Gross expenses	166,548
Less expenses waived by the Distributor (See Note 3)	(26,059)

Net Expenses	140,489

Net Investment Income	140,401

Realized/Unrealized Losses Allocated from Master Portfolio:
Net realized loss from:
Investment transactions	(1,228,488	)(a)
Futures contracts	(52,011	)(a)
Change in unrealized appreciation/depreciation from:
Investment transactions	(808,501	)(a)
Futures contracts	(60,563	)(a)

Net realized/unrealized losses allocated from Master Portfolio	(2,149,563)

Change in net assets from operations	$(2,009,162)

(a)	Allocated from the S&P 500 Stock Master Portfolio.
(b)	Expenses allocated from the S&P 500 Stock Master Portfolio are shown net of any fee reductions.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2010	For the Year Ended December 31, 2009
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$140,401	$300,386
Net realized losses from investment transactions and futures contracts	(1,280,499)	(1,747,304)
Change in unrealized appreciation/depreciation from investments and futures contracts	(869,064)	8,692,879

Change in net assets from operations	(2,009,162)	7,245,961

Distribution to Class A Shareholders:
Net investment income	(103,902)	(212,221)
Return of Capital	—	(27,825)
Distributions to Class B Shareholders:
Net investment income	(6,000)	(31,602)
Return of Capital	—	(4,144)
Distributions to Class C Shareholders:
Net investment income	(260)	(648)
Return of Capital	—	(85)
Distributions to Institutional Class Shareholders:
Net investment income	(26,100)	(48,018)
Return of Capital	—	(6,296)

Change in net assets from shareholder distributions	(136,262)	(330,839)

Capital Transactions:
Proceeds from shares issued
Class A Shares	5,500,555	4,163,581
Class B Shares	—	161,021
Class C Shares	40,282	24,467
Institutional Class Shares	1,564,265	84,480
Distributions reinvested
Class A Shares	103,471	238,252
Class B Shares	5,872	35,140
Class C Shares	259	733
Institutional Class Shares	24,478	46,028
Value of shares redeemed
Class A Shares	(5,613,784)	(4,684,997)
Class B Shares	(1,394,085)	(2,457,950)
Class C Shares	(13,054)	(14,834)
Institutional Class Shares	(179,083)	(46,130,780)

Change in net assets from capital transactions	39,176	(48,534,859)

Change in net assets	(2,106,248)	(41,619,737)
Net Assets:
Beginning of period	27,955,418	69,575,155

End of period	$25,849,170	$27,955,418

Undistributed net investment income	$8,713	$4,574

Share Transactions:
Issued
Class A Shares	722,542	663,583
Class B Shares	—	29,841
Class C Shares	5,170	3,813
Institutional Class Shares	198,153	12,030
Reinvested
Class A Shares	13,929	37,326
Class B Shares	787	5,891
Class C Shares	35	119
Institutional Class Shares	3,345	7,252
Redeemed
Class A Shares	(733,783)	(748,418)
Class B Shares	(187,015)	(398,133)
Class C Shares	(1,704)	(2,167)
Institutional Class Shares	(23,785)	(7,422,573)

Change in shares	(2,326)	(7,811,436)

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Class A Shares
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the Six Months Ended June 30, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008		For the Year Ended December 31, 2007	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$7.49	$6.05	$9.85		$9.52	$8.39	$8.14

Investment Activities:
Net investment income(a)	0.04 (b)	0.08 (b)	0.15	(b)	0.13 (b)	0.12 (b)	0.11
Net realized and unrealized gains (losses) from investments(a)	(0.57)	1.45	(3.80)		0.33	1.14	0.25

Total from Investment Activities	(0.53)	1.53	(3.65)		0.46	1.26	0.36

Distributions:
Net investment income	(0.04)	(0.08)	(0.15)		(0.13)	(0.13)	(0.11)
Return of capital	—	(0.01)	(0.00	)(c)	—	—	—

Total Distributions	(0.04)	(0.09)	(0.15)		(0.13)	(0.13)	(0.11)

Net Asset Value — End of Period	$6.92	$7.49	$6.05		$9.85	$9.52	$8.39

Total Return (excludes sales charge)(d)	(7.11)%	25.60%	(37.35)%		4.85%	15.15%	4.43%

Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$17,760	$19,191	$15,795		$30,845	$106,833	$135,175
Ratio of net expenses to average net assets(a)(e)	0.91%	1.00%	0.54%		0.61%	0.58%	0.57%
Ratio of net investment income to average net assets(a)(e)	1.04%	1.27%	1.79%		1.36%	1.40%	1.32%
Ratio of expenses to average net assets*(a)(e)	1.16%	1.25%	0.79%		0.86%	0.84%	0.84%
Portfolio turnover rate(d)(f)	4%	5%	8%		7%	14%	10%

*	During the periods certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Stock Master Portfolio.
(b)	Per share net investment income has been calculated using the daily average shares method.
(c)	Less than (0.01) per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	This rate represents the portfolio turnover rate of the S&P 500 Stock Master Portfolio.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Class B Shares
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the Six Months Ended June 30, 2010	For the Year Ended December 31, 2009		For the Year Ended December 31, 2008		For the Year Ended December 31, 2007	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$7.35	$5.94		$9.67		$9.36	$8.25	$8.02

Investment Activities:
Net investment income(a)	0.01 (b)	0.03	(b)	0.09	(b)	0.06 (b)	0.06 (b)	0.05
Net realized and unrealized gains (losses) from investments(a)	(0.55)	1.42		(3.73)		0.32	1.12	0.23

Total from Investment Activities	(0.54)	1.45		(3.64)		0.38	1.18	0.28

Distributions:
Net investment income	(0.01)	(0.04)		(0.09)		(0.07)	(0.07)	(0.05)
Return of capital	—	(0.00	)(c)	(0.00	)(c)	—	—	—

Total Distributions	(0.01)	(0.04)		(0.09)		(0.07)	(0.07)	(0.05)

Net Asset Value — End of Period	$6.80	$7.35		$5.94		$9.67	$9.36	$8.25

Total Return (excludes sales charge)(d)	(7.36)%	24.58%		(37.83)%		4.06%	14.35%	3.48%

Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$3,633	$5,298		$6,432		$13,279	$14,765	$14,367
Ratio of net expenses to average net assets(a)(e)	1.65%	1.76%		1.30%		1.37%	1.33%	1.32%
Ratio of net investment income to average net assets(a)(e)	0.27%	0.55%		1.05%		0.65%	0.65%	0.57%
Ratio of expenses to average net assets*(a)(e)	1.65%	1.76%		1.30%		1.37%	1.34%	1.34%
Portfolio turnover rate(d)(f)	4%	5%		8%		7%	14%	10%

*	During the periods certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Stock Master Portfolio.
(b)	Per share net investment income has been calculated using the daily average shares method.
(c)	Less than (0.01) per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	This rate represents the portfolio turnover rate of the S&P 500 Stock Master Portfolio.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Class C Shares
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the Six Months Ended June 30, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008		For the Year Ended December 31, 2007	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$7.42	$6.00	$9.76		$9.44	$8.32	$8.08

Investment Activities:
Net investment income(a)	0.01 (b)	0.03 (b)	0.08	(b)	0.06 (b)	0.06 (b)	0.03
Net realized and unrealized gains (losses) from investments(a)	(0.56)	1.44	(3.76)		0.33	1.12	0.25

Total from Investment Activities	(0.55)	1.47	(3.68)		0.39	1.18	0.28

Distributions:
Net investment income	(0.01)	(0.04)	(0.08)		(0.07)	(0.06)	(0.04)
Return of capital	—	(0.01)	(0.00	)(c)	—	—	—

Total Distributions	(0.01)	(0.05)	(0.08)		(0.07)	(0.06)	(0.04)

Net Asset Value — End of Period	$6.86	$7.42	$6.00		$9.76	$9.44	$8.32

Total Return (excludes sales charge)(d)	(7.37)%	24.60%	(37.84)%		4.15%	14.28%	3.50%

Ratios/Supplementary Data:
Net Assets, End of period (000’s)	$138	$123	$89		$308	$281	$806
Ratio of net expenses to average net assets(a)(e)	1.66%	1.74%	1.30%		1.37%	1.32%	1.32%
Ratio of net investment income to average net assets(a)(e)	0.28%	0.52%	0.95%		0.66%	0.64%	0.59%
Ratio of expenses to average net assets*(a)(e)	1.66%	1.74%	1.30%		1.37%	1.33%	1.34%
Portfolio turnover rate(d)(f)	4%	5%	8%		7%	14%	10%

*	During the periods certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Stock Master Portfolio.
(b)	Per share net investment income has been calculated using the daily average shares method.
(c)	Less than (0.01) per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	This rate represents the portfolio turnover rate of the S&P 500 Stock Master Portfolio.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Institutional Class Shares
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the Six Months Ended June 30, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008		For the Period May 1, 2007 to December 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$7.48	$6.02	$9.81		$9.95

Investment Activities:
Net investment income(b)(c)	0.05	0.10	0.17		0.12
Net realized and unrealized gain (losses) from investments(b)	(0.57)	1.47	(3.79)		(0.13)

Total from Investment Activities	(0.52)	1.57	(3.62)		(0.01)

Distributions:
Net investment income	(0.05)	(0.10)	(0.17)		(0.13)
Return of capital	—	(0.01)	(0.00	)(d)	—

Total Distributions	(0.05)	(0.11)	(0.17)		(0.13)

Net Asset Value — End of Period	$6.91	$7.48	$6.02		$9.81

Total Return(e)	(7.00)%	26.36%	(37.24)%		(0.11)%

Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$4,318	$3,343	$47,259		$73,382
Ratio of net expenses to average net assets(b)(f)	0.67%	0.72%	0.30%		0.41%
Ratio of net investment income to average net assets(b)(f)	1.28%	1.66%	2.08%		1.79%
Ratio of expenses to average net assets*(b)(f)	0.67%	0.72%	0.30%		0.41%
Portfolio turnover rate(e)(g)	4%	5%	8%		7%

*	During the periods certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	Period from commencement of operations. The Institutional Class Shares commenced operations on May 1, 2007.
(b)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Stock Master Portfolio.
(c)	Per share net investment income has been calculated using the daily average shares method.
(d)	Less than (0.01) per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	This rate represents the portfolio turnover rate of the S&P 500 Stock Master Portfolio.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Notes to the Financial Statements

June 30, 2010

(Unaudited)

1.	Organization:

The BB&T Equity Index Fund (the “Fund”) commenced operations on September 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment company. The Fund is a separate series of the BB&T Funds (the “Trust”), a Massachusetts business trust organized in 1992. The Fund invests all of its investable assets in the S&P 500 Stock Master Portfolio (the “Master Portfolio”) of the Master Investment Portfolio (“MIP”), a diversified open-end management investment company registered under the 1940 Act, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. BlackRock Fund Advisors serves as investment advisor for the Master Portfolio. The financial statements of the Master Portfolio, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest of 1.44% in the net assets of the Master Portfolio at June 30, 2010.

The Fund is authorized to issue an unlimited number of shares. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Institutional Class Shares. Class A Shares of the Fund have a maximum sales charge of 5.75% as a percentage of the original purchase price. Purchases of $1 million or more in Class A Shares will not be subject to a front-end sales charge, but will be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% of the purchase price if the shares are redeemed within two years after purchase. The CDSC is based on the lower of the cost for the shares or their net asset value at the time of redemption. In addition, a CDSC of up to 1.00% of the purchase price of Class A Shares will be charged to the following shareholders who received a sales charge waiver, and then redeem their shares within two years after purchase: (i) employees of BB&T Funds, BB&T Corporation and its affiliates, (ii) shareholders who purchased shares with proceeds from redemptions from another mutual fund complex within 60 days of redemption if a sales charge was paid on such shares, and (iii) shareholders who purchased shares online at www.bbtfunds.com. The CDSC is based on the lower of the cost for the shares or their net asset value at the time of redemption. The Class B Shares of the Fund are offered without any front-end sales charge but will be subject to a CDSC ranging from a maximum of 5.00% if redeemed less than one year after purchase to 0.00% if redeemed more than six years after purchase. Class C Shares of the Fund are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. Institutional Class Shares of the Fund are offered without any front-end sales charge and without any CDSC.

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with their vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Security Valuation — The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an

Continued

BB&T FUNDS

Equity Index Fund

Notes to the Financial Statements, Continued

June 30, 2010

(Unaudited)

exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Fund’s investments as of June 30, 2010 is as follows:

	Level 1 — Quoted Inputs	Level 2 — Other Significant Observable Inputs	Level 3 — Other Significant Unobservable Inputs	Total Fair Value
Investment in Master Portfolio	$25,889,277	$—	$—	$25,889,277

Distributions to Shareholders — Distributions from net investment income are declared and paid quarterly by the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amounts of distributions from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., expiration of capital loss carryforwards and return of capital distribution received from securities held), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Distributions to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expenses and Allocation Methodology — Expenses directly attributable to a class of shares are charged to that class. Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a Fund are allocated proportionately among the Trust daily in relation to the net assets of each series of the Trust or on another reasonable basis. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses that are attributable to both the Trust and BB&T Variable Insurance Funds are allocated across the Trust and BB&T Variable Insurance Funds, based upon relative net assets or on another reasonable basis. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

Securities Transactions and Income Recognition — The Fund records daily its proportionate interest in the net investment income and realized/unrealized capital gains and losses of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio.

Federal Income Taxes — It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

3.	Related Party Transactions:

Under its Investment Advisory Agreement with respect to the Fund, BB&T Asset Management, Inc. (“BB&T AM” or the “Adviser”) exercises general oversight over the investment performance of the Fund. BB&T AM will advise the Board of Trustees

Continued

BB&T FUNDS

Equity Index Fund

Notes to the Financial Statements, Continued

June 30, 2010

(Unaudited)

(the “Board”) if investment of all of the Fund’s assets in shares of the Master Portfolio is no longer an appropriate means of achieving the Fund’s investment objective. For periods in which all of the Fund’s assets are not invested in the Master Portfolio, BB&T AM may receive an investment advisory fee from the Fund. For the six-months ended June 30, 2010, all of the Fund’s investable assets were invested in the Master Portfolio and BB&T AM received no fees.

BB&T AM serves the administrator to the Fund pursuant to the administration agreement effective as of April 23, 2007. The Fund pays its portion of a fee to BB&T AM for providing administration services based on the aggregate assets of the Fund and the BB&T Variable Insurance Funds at a rate of 0.11% on the first $3.5 billion of average net assets; 0.075% on the next $1 billion of average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion. This fee is accrued daily and payable on a monthly basis. Expenses incurred are reflected on the Statement of Operations as “Administration fees”. Pursuant to a sub-administration agreement with BB&T AM, PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”), serves as sub-administrator to the Fund subject to the general supervision of the Board and BB&T AM. For these services, PNCGIS is entitled to a fee payable by BB&T AM.

PNCGIS serves as the Fund’s transfer agent and receives compensation by the Fund for these services. Expenses incurred are reflected on the Statement of Operations as “Transfer agent fees”.

On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNCGIS changed its name to BNY Mellon Investment Servicing (US) Inc.

BB&T AM’s Chief Compliance Officer (“CCO”) serves as the Fund’s CCO. The CCO’s compensation is reviewed and approved by the Fund’s Board and paid by BB&T AM. However, the Fund reimburses BB&T AM for its allocable portion of the CCO’s salary. Expenses incurred for the Fund are reflected on the Statement of Operations as “Compliance service fees”.

The Fund has adopted a Distribution and Shareholder Services Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. BB&T AM Distributors, Inc. (“BBTAMD” or the “Distributor”) serves as Distributor to the Fund pursuant to an underwriting agreement effective as of April 23, 2007. The Plan provides for payments to the distributor of up to 0.50%, 1.00% and 1.00% of the average daily net assets of the Class A Shares, Class B Shares, and Class C Shares, respectively. BBTAMD contractually agreed to limit the distribution and service (12b-1) fees for Class A Shares of the Fund to 0.25% throughout the period cover by this report. Distribution fees totaling $26,059 were waived for the six-months ended June 30, 2010. Distribution fee waivers are included in the Statement of Operations as “Less expenses waived by the Distributor”, and these waivers are not subject to recoupment in subsequent fiscal periods. As distributor, BBTAMD is entitled to receive commissions on sales of shares of the Fund. For the six-months ended June 30, 2010, BBTAMD received $378 from commissions earned on sales of shares of the Fund. Commissions paid to affiliated broker-dealers during the six-months ended June 30, 2010 were $358. The fees may be used by BBTAMD to pay banks, broker dealers and other institutions, including affiliates of the Adviser.

The Adviser and/or its affiliates may pay out of their own bona fide profits compensation to broker-dealers and other persons for the sale and distribution of the shares and/or for the servicing of the shares. These are additional payments over and above the sales charge, Rule 12b-1 fees, and service fees paid by the Fund. The payments, which may be different for different financial institutions, will not change the price an investor will pay for shares or the amount that a Fund will receive for the sale of the shares.

Certain officers and Trustees of the Fund are affiliated with the Adviser, the administrator, or the Sub-Administrator. Such officers and Trustees receive no compensation from the Fund for serving in their respective roles. Each of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust who serve on the Board are compensated at the annual rate of $30,000 plus $5,000 for each regularly scheduled quarterly meeting attended, $4,000 for each special meeting attended in person and $3,000 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Each Trustee serving on a Committee of the Board receives a fee of $4,000 for each Committee meeting attended in person and $3,000 for each

Continued

BB&T FUNDS

Equity Index Fund

Notes to the Financial Statements, Continued

June 30, 2010

(Unaudited)

Committee meeting attended by telephone, plus reimbursement of certain out of pocket expenses. Additionally, the Chairman of the Board and the Audit Committee Chairman each receive an annual retainer of $10,000, and the Chairman of the Nominations Committee receives $1,000 for each meeting attended. The fees are allocated across the Trust and BB&T Variable Insurance Funds based upon relative net assets. During the six-months ended June 30, 2010, actual Trustee compensation was $135,000 in total from the Trust, of which $861 was allocated to the Fund.

4.	Federal Income Taxes:

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2009, the Fund had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Amount	Expires
$3,648,463	2010
715,833	2011
175,416	2012
519,736	2013
612,669	2014
3,549,980	2016
1,338,848	2017

$10,560,945

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year tax purposes. The Fund had $459,669 of deferred post October capital losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2010.

The tax character of distributions paid to shareholders of the Fund during the fiscal year ended December 31, 2009, were as follows:

Distributions paid from:
Ordinary Income	Return of Capital	Total Taxable Distributions	Total Distributions Paid*
$300,386	$38,350	$338,736	$338,736

*	Total Distributions paid may differ from the Statements of Changes in Net Assets due to differences in the tax rules governing the timing of recognition.

5.	Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has noted no additional events that require recognition or disclosure in the financial statements.

Continued

BB&T FUNDS

Equity Index Fund

Notes to the Financial Statements, Continued

June 30, 2010

(Unaudited)

Other	Information:

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Board Consideration of Advisory Agreements (Unaudited)

The Board of Trustees, at a special meeting held on June 23, 2010, formally considered the approval of a proposed investment advisory agreement between Sterling Capital Management LLC (“Sterling”) and the Trust with respect to the Equity Index Fund (the “Proposed Agreement”). The Proposed Agreement was presented to the Board of Trustees in connection with the anticipated Reorganization (as defined below) of Sterling and BB&T Asset Management, Inc. (“BB&TAM”), which currently serves as investment adviser to the Fund. BB&T Corporation (“BB&T”) has entered into an agreement whereby it will modify its relationship with Sterling. To implement this new arrangement, the Sterling management group has entered into an agreement with BB&T that will reduce and restructure Sterling management’s interest in Sterling (the “Transaction”). Under the Transaction, Sterling management will continue to have a substantial profits interest in Sterling. Following the Transaction, it is expected that BB&TAM will merge with and into Sterling (the “Merger” and, together with the Transaction, the “Reorganization”), which would result in the automatic termination of the Trust’s current investment advisory agreement by virtue of statutory assignment.

The Trustees, including the Independent Trustees, discussed and evaluated the Proposed Agreement, taking into consideration the Reorganization and its possible effect on the Fund. Representatives of Sterling and BB&TAM were present to answer questions from the Trustees. In evaluating the Proposed Agreement, the Trustees reviewed materials furnished by Sterling relating to the Transaction. Representatives of Sterling discussed with the Trustees Sterling’s management philosophy and methods of operation insofar as they relate to the Fund and indicated their belief that, as a consequence of the Reorganization, the services provided to the Fund would be consistent in all material respects with current services and in no respect diminished. Representatives also indicated that the terms of the Proposed Agreement would be substantially unchanged, as would the personnel providing services to the Fund and the manner in which the Fund is managed. The Trustees’ review of the Proposed Agreement was essentially limited to the changes that would be involved in the replacement of BB&TAM by Sterling. Therefore, assessment of other matters (such as comparisons of the services rendered and amounts to be paid under the Proposed Agreement with those of other investment advisory contracts) was deferred to the Board’s annual contract approval meeting in August of 2010. Disclosure regarding the 2010 annual approvals will be included in the Fund’s annual report to shareholders. After this meeting, the Independent Trustees met and conferred among themselves and with counsel concerning the Reorganization. In determining that the approval of the Proposed Agreement is in the best interests of the Fund’s shareholders, the Trustees addressed a number of factors and reached the following conclusions, none of which was, in and of itself, outcome determinative:

Portfolio Management Continuity — The degree of continuity regarding advisory services to be provided to the Fund upon completion of the Reorganization would be very high since they are expected to be performed by the same personnel who are currently providing such services. In addition, the investment objectives and principal investment strategies of the Fund are expected to remain the same.

The Nature, Extent and Quality of the Services to be Provided — Given the continuity specified in the previous item, as well as the substantially unchanged contractual terms, the nature and extent of services was considered to be unchanged and consistent with industry norms. The quality of services was considered likely to improve given the increased resources and combined personnel of Sterling and BB&TAM following the reorganization.

Investment Performance — Given the continuity specified in the previous item, the ongoing oversight of performance by the Board at its regular meetings, and the upcoming annual contract review scheduled for August of 2010, the Board did not request additional material in considering the Proposed Agreement. The Trustees concluded that performance of the Fund was satisfactory.

The Cost of Services and Products to be Realized by the Adviser and its Affiliates — The Trustees noted that there would be no increases in fees paid by the Fund under the Proposed Agreement and that current fees had been determined to be fair and reasonable when reviewed by the Board at its August 2009 annual contract review.

The Extent of Economies of Scale and Whether Fee Levels Would Benefit Shareholders — The Trustees noted that no fees paid by the Fund would be increased by the Proposed Agreement and that no increase in assets would be effected by the Reorganization. This being the case, and given that the overall assets of the Fund had not materially increased since the August 2009 contract review by the Board, the Trustees concluded that fee arrangements regarding economies of scale were fair and reasonable.

After considering these factors, the Trustees concluded that the Proposed Agreement would be beneficial to the Fund and to its shareholders.

In order to ensure that an effective investment advisory agreement was in place for the Fund if shareholder approval of the Proposed Agreement has not been obtained following the Reorganization, the Board of Trustees, at its June 23, 2010 meeting, also considered the approval of a proposed interim investment advisory agreement between Sterling and the Trust with respect to the Fund (the “Proposed Interim Agreement”). The Board of Trustees noted that Sterling will continue to provide services under the Proposed Interim Agreement until shareholder approval of the Proposed Agreement is obtained, or, absent such approval, for no longer than 150 days from the date on which the Proposed Interim Agreement becomes effective. After reviewing the terms of the Proposed Interim Agreement, and considering the factors noted above, the Trustees concluded that the Proposed Interim Agreement would be beneficial to the Fund and to its shareholders.

S&P 500 Stock Master Portfolio	Portfolio Information As of June 30, 2010

Sector Allocation	Percent of Long-Term Investments
Information Technology	19%
Financials	16
Health Care	12
Consumer Discretionary	11
Energy	11
Consumer Staples	11
Industrials	10
Utilities	4
Materials	3
Telecommunication Services	3

Ten Largest Holdings	Percent of Long-Term Investments
Exxon Mobil Corp.	3%
Apple, Inc.	2
Microsoft Corp.	2
Procter & Gamble Co.	2
Johnson & Johnson	2
International Business Machines Corp.	2
General Electric Co.	2
JPMorgan Chase & Co.	2
Bank of America Corp.	2
AT&T Inc.	2

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to any one or more of the sector sub-classification used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for this report, which may combine sector sub-classifications for reporting case.

S&P 500 Stock Master Portfolio	Schedule of Investments June 30, 2010 (Unaudited) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary—10.8%
Auto Components—0.2%
The Goodyear Tire & Rubber Co. (a)	44,896	$446,266
Johnson Controls, Inc.	124,258	3,338,813

		3,785,079

Automobiles—0.4%
Ford Motor Co. (a)(b)	629,266	6,343,001
Harley-Davidson, Inc. (b)	43,485	966,672

		7,309,673

Distributors—0.1%
Genuine Parts Co. (b)	29,328	1,156,990

Diversified Consumer Services—0.1%
Apollo Group, Inc., Class A (a)	23,239	986,960
DeVry, Inc. (b)	11,445	600,748
H&R Block, Inc. (b)	60,804	954,015

		2,541,723

Hotels, Restaurants & Leisure—1.6%
Carnival Corp.	79,963	2,418,081
Darden Restaurants, Inc. (b)	25,967	1,008,818
International Game Technology (b)	55,092	864,944
Marriott International, Inc., Class A	47,384	1,418,677
McDonald’s Corp.	198,914	13,102,465
Starbucks Corp.	137,632	3,344,458
Starwood Hotels & Resorts Worldwide, Inc. (b)	35,001	1,450,091
Wyndham Worldwide Corp. (b)	33,441	673,502
Wynn Resorts, Ltd.	12,754	972,748
Yum! Brands, Inc.	86,344	3,370,870

		28,624,654

Household Durables—0.4%
D.R. Horton, Inc.	51,271	503,994
Fortune Brands, Inc.	28,133	1,102,251
Harman International Industries, Inc. (a)(b)	12,938	386,717
Leggett & Platt, Inc. (b)	27,453	550,707
Lennar Corp., Class A	30,306	421,557
Newell Rubbermaid, Inc. (b)	51,377	752,159
Pulte Homes, Inc. (a)	58,823	487,054
Stanley Black & Decker, Inc.	29,625	1,496,655
Whirlpool Corp.	13,874	1,218,415

		6,919,509

Internet & Catalog Retail—0.5%
Amazon.com, Inc. (a)	63,391	6,926,100
Expedia, Inc. (b)	38,292	719,124
priceline.com, Inc. (a)	8,763	1,547,020

		9,192,244

Leisure Equipment & Products—0.1%
Eastman Kodak Co. (a)(b)	51,438	223,241
Hasbro, Inc. (b)	24,177	993,674
Mattel, Inc. (b)	67,367	1,425,486

		2,642,401

Media—3.0%
CBS Corp., Class B	125,592	1,623,905
Comcast Corp., Class A	521,216	9,053,522
DIRECTV, Class A (a)	167,874	5,694,286
Discovery Communications, Inc. (a)(b)	52,513	1,875,239

Common Stocks	Shares	Value
Consumer Discretionary (concluded)
Media (concluded)
Gannett Co., Inc.	43,983	$592,011
Interpublic Group of Cos., Inc. (a)	91,028	649,030
The McGraw-Hill Cos., Inc. (b)	58,274	1,639,830
Meredith Corp.	7,037	219,062
The New York Times Co., Class A (a)	22,451	194,201
News Corp., Class A	416,321	4,979,199
Omnicom Group, Inc.	56,697	1,944,707
Scripps Networks Interactive, Inc., Class A	16,583	668,958
Time Warner Cable, Inc.	65,389	3,405,459
Time Warner, Inc.	210,529	6,086,393
Viacom, Inc., Class B	112,193	3,519,495
The Walt Disney Co.	361,792	11,396,448
The Washington Post Co., Class B	1,135	465,895

		54,007,640

Multiline Retail—1.9%
Big Lots, Inc. (a)	14,960	480,066
Family Dollar Stores, Inc.	24,946	940,215
J.C. Penney Co., Inc. (b)	43,629	937,151
Kohl’s Corp. (a)	56,877	2,701,658
Macy’s, Inc.	77,963	1,395,538
Nordstrom, Inc.	30,753	989,939
Sears Holdings Corp. (a)(b)	8,957	579,070
Target Corp.	136,042	6,689,185
Wal-Mart Stores, Inc.	384,004	18,459,072

		33,171,894

Specialty Retail—2.0%
Abercrombie & Fitch Co., Class A	16,311	500,585
AutoNation, Inc. (a)(b)	16,362	319,059
AutoZone, Inc. (a)(b)	5,404	1,044,161
Bed Bath & Beyond, Inc. (a)(b)	48,626	1,803,052
Best Buy Co., Inc.	63,902	2,163,722
CarMax, Inc. (a)	41,197	819,820
GameStop Corp., Class A (a)(b)	28,329	532,302
The Gap, Inc.	82,915	1,613,526
The Home Depot, Inc. (b)	310,399	8,712,900
Limited Brands, Inc.	49,850	1,100,189
Lowe’s Cos., Inc.	264,001	5,390,900
O’Reilly Automotive, Inc. (a)(b)	25,510	1,213,256
Office Depot, Inc. (a)	52,911	213,760
RadioShack Corp. (b)	23,254	453,686
Ross Stores, Inc. (b)	22,631	1,206,006
The Sherwin-Williams Co. (b)	17,025	1,177,960
Staples, Inc.	134,825	2,568,416
The TJX Cos., Inc.	75,360	3,161,352
Tiffany & Co. (b)	23,484	890,278
Urban Outfitters, Inc. (a)(b)	24,054	827,217

		35,712,147

Textiles, Apparel & Luxury Goods—0.5%
Coach, Inc. (b)	56,356	2,059,812
NIKE, Inc., Class B	71,775	4,848,401
Polo Ralph Lauren Corp.	12,151	886,537
VF Corp. (b)	16,269	1,158,027

		8,952,777

Total Consumer Discretionary		194,016,731

Continued

S&P 500 Stock Master Portfolio	Schedule of Investments June 30, 2010 (Unaudited) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Staples—10.1%
Beverages—2.6%
Brown-Forman Corp., Class B (b)	20,075	$1,148,892
The Coca-Cola Co.	426,419	21,372,120
Coca-Cola Enterprises, Inc.	60,079	1,553,643
Constellation Brands, Inc. (a)(b)	35,548	555,260
Dr Pepper Snapple Group, Inc. (b)	45,380	1,696,758
Molson Coors Brewing Co., Class B (b)	29,141	1,234,413
PepsiCo, Inc.	298,114	18,170,049

		45,731,135

Food & Staples Retailing—1.4%
CVS Caremark Corp.	251,385	7,370,608
Costco Wholesale Corp.	81,456	4,466,233
The Kroger Co. (b)	119,363	2,350,257
SUPERVALU, Inc. (b)	39,381	426,890
Safeway, Inc.	71,774	1,411,077
Sysco Corp. (b)	109,275	3,121,987
Walgreen Co.	180,734	4,825,598
Whole Foods Market, Inc. (a)	31,666	1,140,609

		25,113,259

Food Products—1.8%
Archer Daniels Midland Co. (b)	118,780	3,066,900
Campbell Soup Co. (b)	34,565	1,238,464
ConAgra Foods, Inc.	82,298	1,919,189
Dean Foods Co. (a)(b)	34,022	342,602
General Mills, Inc.	122,570	4,353,686
H.J. Heinz Co.	58,413	2,524,610
The Hershey Co. (b)	30,639	1,468,527
Hormel Foods Corp. (b)	12,879	521,342
The J.M. Smucker Co.	22,002	1,324,960
Kellogg Co. (b)	47,109	2,369,583
Kraft Foods, Inc., Class A	322,061	9,017,708
McCormick & Co., Inc. (b)	24,468	928,805
Sara Lee Corp. (b)	122,139	1,722,160
Tyson Foods, Inc., Class A	56,393	924,281

		31,722,817

Household Products—2.5%
Colgate-Palmolive Co.	90,597	7,135,420
The Clorox Co. (b)	26,014	1,617,030
Kimberly-Clark Corp.	76,468	4,636,255
The Procter & Gamble Co.	532,200	31,921,356

		45,310,061

Personal Products—0.3%
Avon Products, Inc.	79,130	2,096,945
The Estee Lauder Cos., Inc., Class A (b)	22,101	1,231,689
Mead Johnson Nutrition Co.	37,776	1,893,333

		5,221,967

Tobacco—1.5%
Altria Group, Inc.	384,694	7,709,268
Lorillard, Inc.	28,234	2,032,283
Philip Morris International, Inc.	342,360	15,693,782
Reynolds American, Inc. (b)	31,223	1,627,343

		27,062,676

Total Consumer Staples		180,161,915

Common Stocks	Shares	Value
Energy—10.3%
Energy Equipment & Services—1.7%
Baker Hughes, Inc. (b)	79,251	$3,294,464
Cameron International Corp. (a)	45,104	1,466,782
Diamond Offshore Drilling, Inc. (b)	12,838	798,395
FMC Technologies, Inc. (a)	22,457	1,182,586
Halliburton Co.	167,220	4,105,251
Helmerich & Payne, Inc. (b)	19,526	713,089
Nabors Industries Ltd. (a)	52,675	928,133
National Oilwell Varco, Inc.	77,398	2,559,552
Rowan Cos., Inc. (a)(b)	21,139	463,790
Schlumberger Ltd.	220,340	12,193,616
Smith International, Inc.	45,903	1,728,248

		29,433,906

Oil, Gas & Consumable Fuels—8.6%
Anadarko Petroleum Corp.	91,387	3,298,157
Apache Corp.	62,300	5,245,037
Cabot Oil & Gas Corp.	19,188	600,968
Chesapeake Energy Corp.	120,232	2,518,860
Chevron Corp.	371,230	25,191,668
ConocoPhillips	275,179	13,508,537
CONSOL Energy, Inc.	41,689	1,407,421
Denbury Resources, Inc. (a)	73,738	1,079,524
Devon Energy Corp. (b)	82,551	5,029,007
EOG Resources, Inc. (b)	46,762	4,599,978
El Paso Corp.	129,981	1,444,089
Exxon Mobil Corp.	944,555	53,905,742
Hess Corp.	53,977	2,717,202
Marathon Oil Corp. (b)	131,057	4,074,562
Massey Energy Co.	19,171	524,327
Murphy Oil Corp.	35,368	1,752,484
Noble Energy, Inc.	32,255	1,945,944
Occidental Petroleum Corp.	150,027	11,574,583
Peabody Energy Corp.	49,648	1,942,726
Pioneer Natural Resources Co. (b)	21,412	1,272,943
Range Resources Corp.	29,445	1,182,217
Southwestern Energy Co. (a)	63,946	2,470,874
Spectra Energy Corp. (b)	119,690	2,402,178
Sunoco, Inc. (b)	22,265	774,154
Tesoro Corp. (b)	26,464	308,835
Valero Energy Corp.	104,446	1,877,939
The Williams Cos., Inc.	107,920	1,972,778

		154,622,734

Total Energy		184,056,640

Financials —15.7%
Capital Markets—2.3%
Ameriprise Financial, Inc.	47,240	1,706,781
The Bank of New York Mellon Corp.	224,054	5,531,893
The Charles Schwab Corp. (b)	180,773	2,563,361
E*Trade Financial Corp. (a)	36,771	434,633
Federated Investors, Inc., Class B (b)	16,606	343,910
Franklin Resources, Inc.	27,295	2,352,556
The Goldman Sachs Group, Inc.	95,188	12,495,329
Invesco Ltd.	86,289	1,452,244
Janus Capital Group, Inc. (b)	34,640	307,603
Legg Mason, Inc.	30,411	852,420
Morgan Stanley	258,206	5,992,961
Northern Trust Corp.	44,672	2,086,183

Continued

S&P 500 Stock Master Portfolio	Schedule of Investments June 30, 2010 (Unaudited) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Financials (continued)
Capital Markets (concluded)
State Street Corp.	92,674	$3,134,235
T Rowe Price Group, Inc.	47,943	2,128,190

		41,382,299

Commercial Banks—3.0%
BB&T Corp.	127,842	3,363,523
Comerica, Inc.	32,566	1,199,406
Fifth Third Bancorp	146,807	1,804,258
First Horizon National Corp. (a)	42,341	484,803
Huntington Bancshares, Inc.	132,331	733,114
KeyCorp	162,375	1,248,664
M&T Bank Corp. (b)	15,368	1,305,512
Marshall & Ilsley Corp.	97,365	699,081
PNC Financial Services Group, Inc. (b)(c)	97,172	5,490,218
Regions Financial Corp.	220,249	1,449,238
SunTrust Banks, Inc.	92,334	2,151,382
U.S. Bancorp	354,092	7,913,956
Wells Fargo & Co.	962,929	24,650,982
Zions BanCorp.	29,595	638,364

		53,132,501

Consumer Finance—0.8%
American Express Co.	221,900	8,809,430
Capital One Financial Corp.	84,329	3,398,459
Discover Financial Services	100,443	1,404,193
SLM Corp. (a)	89,714	932,128

		14,544,210

Diversified Financial Services—4.3%
Bank of America Corp.	1,854,196	26,644,796
CME Group, Inc.	12,134	3,416,328
Citigroup, Inc. (a)	4,178,910	15,712,702
IntercontinentalExchange, Inc. (a)(b)	13,658	1,543,764
JPMorgan Chase & Co.	735,303	26,919,443
Leucadia National Corp. (a)(b)	35,048	683,786
Moody’s Corp. (b)	36,327	723,634
The NASDAQ OMX Group, Inc. (a)	26,916	478,566
NYSE Euronext	48,206	1,331,932

		77,454,951

Insurance—3.8%
Aon Corp.	49,763	1,847,203
Aflac, Inc.	86,736	3,701,025
The Allstate Corp.	99,358	2,854,555
American International Group, Inc. (a)(b)	24,946	859,140
Assurant, Inc.	20,652	716,624
Berkshire Hathaway, Inc., Class B (a)	305,947	24,380,916
Chubb Corp.	60,360	3,018,604
Cincinnati Financial Corp. (b)	30,099	778,661
Genworth Financial, Inc., Class A (a)	90,331	1,180,626
Hartford Financial Services Group, Inc.	82,029	1,815,302
Lincoln National Corp.	55,869	1,357,058
Loews Corp.	64,932	2,162,885
Marsh & McLennan Cos., Inc. (b)	99,971	2,254,346
MetLife, Inc.	151,499	5,720,602
Principal Financial Group, Inc. (b)	59,054	1,384,226
The Progressive Corp. (b)	123,833	2,318,154
Prudential Financial, Inc.	86,079	4,618,999

Common Stocks	Shares	Value
Financials (concluded)
Insurance (concluded)
Torchmark Corp.	15,243	$754,681
The Travelers Cos., Inc. (b)	91,498	4,506,277
Unum Group	61,472	1,333,942
XL Group Plc	63,179	1,011,496

		68,575,322

Real Estate Investment Trusts (REITs)—1.3%
Apartment Investment & Management Co.	21,803	422,324
AvalonBay Communities, Inc.	15,328	1,431,175
Boston Properties, Inc.	25,678	1,831,869
Equity Residential (b)	52,262	2,176,190
HCP, Inc. (b)	54,296	1,751,046
Health Care REIT, Inc.	22,922	965,475
Host Hotels & Resorts, Inc. (b)	121,573	1,638,804
Kimco Realty Corp.	74,913	1,006,831
Plum Creek Timber Co., Inc. (b)	30,098	1,039,284
ProLogis	88,081	892,261
Public Storage	25,096	2,206,189
Simon Property Group, Inc.	54,064	4,365,668
Ventas, Inc.	28,972	1,360,235
Vornado Realty Trust (b)	29,233	2,132,547

		23,219,898

Real Estate Management & Development—0.1%
CB Richard Ellis Group, Inc., Class A (a)	49,915	679,343

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc. (b)	87,531	1,071,379
People’s United Financial, Inc. (b)	69,211	934,349

		2,005,728

Total Financials		280,994,252

Health Care—11.6%
Biotechnology—1.4%
Amgen, Inc. (a)	176,953	9,307,728
Biogen Idec, Inc. (a)	49,317	2,340,092
Celgene Corp. (a)	85,130	4,326,306
Cephalon, Inc. (a)	13,887	788,087
Genzyme Corp. (a)(b)	49,294	2,502,656
Gilead Sciences, Inc. (a)	164,385	5,635,118

		24,899,987

Health Care Equipment & Supplies—1.7%
Baxter International, Inc.	110,176	4,477,553
Becton Dickinson & Co.	43,100	2,914,422
Boston Scientific Corp. (a)	280,067	1,624,388
C.R. Bard, Inc.	17,565	1,361,814
CareFusion Corp. (a)	32,843	745,536
DENTSPLY International, Inc.	27,047	808,976
Hospira, Inc. (a)	30,640	1,760,268
Intuitive Surgical, Inc. (a)	7,235	2,283,511
Medtronic, Inc.	203,477	7,380,111
St. Jude Medical, Inc. (a)(b)	60,358	2,178,320
Stryker Corp.	52,025	2,604,371
Varian Medical Systems, Inc. (a)(b)	22,817	1,192,873
Zimmer Holdings, Inc. (a)	37,460	2,024,713

		31,356,856

Continued

S&P 500 Stock Master Portfolio	Schedule of Investments June 30, 2010 (Unaudited) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care (continued)
Health Care Providers & Services (concluded)—2.1%
Aetna, Inc.	78,483	$2,070,382
AmerisourceBergen Corp.	52,182	1,656,778
CIGNA Corp.	51,103	1,587,259
Cardinal Health, Inc.	66,878	2,247,770
Coventry Health Care, Inc. (a)	27,442	485,175
DaVita, Inc. (a)	19,190	1,198,224
Express Scripts, Inc. (a)	101,244	4,760,493
Humana, Inc. (a)	31,436	1,435,682
Laboratory Corp. of America Holdings (a)(b)	19,209	1,447,398
McKesson Corp.	50,130	3,366,731
Medco Health Solutions, Inc. (a)	84,389	4,648,146
Patterson Cos., Inc. (b)	17,308	493,797
Quest Diagnostics, Inc. (b)	27,916	1,389,379
Tenet Healthcare Corp. (a)	81,017	351,614
UnitedHealth Group, Inc.	209,968	5,963,091
WellPoint, Inc. (a)	78,909	3,861,017

		36,962,936

Health Care Technology—0.1%
Cerner Corp. (a)(b)	12,602	956,366

Life Sciences Tools & Services—0.4%
Life Technologies Corp. (a)	33,729	1,593,695
Millipore Corp. (a)	10,348	1,103,614
PerkinElmer, Inc. (b)	21,849	451,619
Thermo Fisher Scientific, Inc. (a)	75,809	3,718,432
Waters Corp. (a)(b)	17,167	1,110,705

		7,978,065

Pharmaceuticals—5.9%
Abbott Laboratories	285,401	13,351,059
Allergan, Inc.	56,802	3,309,284
Bristol-Myers Squibb Co.	317,661	7,922,465
Eli Lilly & Co.	187,448	6,279,508
Forest Laboratories, Inc. (a)	55,852	1,532,020
Johnson & Johnson	509,698	30,102,764
King Pharmaceuticals, Inc. (a)	46,567	353,444
Merck & Co., Inc. (b)	576,371	20,155,694
Mylan, Inc. (a)(b)	57,039	971,945
Pfizer, Inc.	1,490,891	21,260,106
Watson Pharmaceuticals, Inc. (a)(b)	19,872	806,207

		106,044,496

Total Health Care		208,198,706

Industrials—10.0%
Aerospace & Defense—2.8%
The Boeing Co.	140,211	8,798,240
General Dynamics Corp.	71,251	4,172,459
Goodrich Corp. (b)	23,121	1,531,766
Honeywell International, Inc.	141,529	5,523,877
ITT Corp. (b)	33,893	1,522,474
L-3 Communications Holdings, Inc.	21,378	1,514,418
Lockheed Martin Corp.	57,565	4,288,592
Northrop Grumman Corp.	55,636	3,028,824
Precision Castparts Corp.	26,266	2,703,297
Raytheon Co.	70,389	3,406,124
Rockwell Collins, Inc. (b)	29,072	1,544,595
United Technologies Corp. (b)	172,362	11,188,017

		49,222,683

Common Stocks	Shares	Value
Industrials (continued)
Air Freight & Logistics—1.0%
C.H. Robinson Worldwide, Inc.	30,641	$1,705,478
Expeditors International of Washington, Inc. (b)	39,320	1,356,933
FedEx Corp.	57,852	4,056,004
United Parcel Service, Inc., Class B	182,964	10,408,822

		17,527,237

Airlines—0.1%
Southwest Airlines Co.	137,500	1,527,625

Building Products—0.0%
Masco Corp. (b)	66,243	712,775

Commercial Services & Supplies—0.5%
Avery Dennison Corp. (b)	20,395	655,291
Cintas Corp.	24,297	582,399
Iron Mountain, Inc.	33,414	750,479
Pitney Bowes, Inc. (b)	38,326	841,639
R.R. Donnelley & Sons Co. (b)	38,096	623,632
Republic Services, Inc.	59,947	1,782,224
Stericycle, Inc. (a)(b)	15,630	1,025,015
Waste Management, Inc. (b)	89,220	2,791,694

		9,052,373

Construction & Engineering—0.2%
Fluor Corp.	33,013	1,403,053
Jacobs Engineering Group, Inc. (a)(b)	23,089	841,363
Quanta Services, Inc. (a)(b)	38,953	804,379

		3,048,795

Electrical Equipment—0.5%
Emerson Electric Co.	139,126	6,078,415
First Solar, Inc. (a)(b)	8,979	1,022,080
Rockwell Automation, Inc.	26,337	1,292,883
Roper Industries, Inc. (b)	17,340	970,346

		9,363,724

Industrial Conglomerates—2.2%
3M Co. (b)	131,720	10,404,563
General Electric Co.	1,973,087	28,451,914
Textron, Inc. (b)	50,477	856,595

		39,713,072

Machinery—1.7%
Caterpillar, Inc. (b)	115,958	6,965,597
Cummins, Inc.	37,050	2,413,067
Danaher Corp.	97,148	3,606,134
Deere & Co. (b)	78,475	4,369,488
Dover Corp. (b)	34,495	1,441,546
Eaton Corp.	30,957	2,025,826
Flowserve Corp. (b)	10,355	878,104
Illinois Tool Works, Inc.	71,468	2,950,199
PACCAR, Inc. (b)	67,401	2,687,278
Pall Corp.	21,591	742,083
Parker Hannifin Corp.	29,744	1,649,602
Snap-on, Inc.	10,751	439,823

		30,168,747

Professional Services—0.1%
Dun & Bradstreet Corp.	9,305	624,552
Equifax, Inc.	23,381	656,071
Monster Worldwide, Inc. (a)	23,712	276,245
Robert Half International, Inc. (b)	27,919	657,492

		2,214,360

Continued

S&P 500 Stock Master Portfolio	Schedule of Investments June 30, 2010 (Unaudited) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrials (continued)
Road & Rail—0.8%
CSX Corp.	71,897	$3,568,248
Norfolk Southern Corp.	68,356	3,626,286
Ryder System, Inc. (b)	9,980	401,495
Union Pacific Corp.	93,492	6,498,629

		14,094,658

Trading Companies & Distributors—0.1%
Fastenal Co. (b)	24,235	1,216,354
W.W. Grainger, Inc. (b)	11,444	1,138,106

		2,354,460

Total Industrials		179,000,509

Information Technology—17.9%
Communications Equipment—2.2%
Cisco Systems, Inc. (a)	1,055,571	22,494,218
Harris Corp.	23,980	998,767
JDS Uniphase Corp. (a)	41,564	408,990
Juniper Networks, Inc. (a)(b)	97,183	2,217,716
Motorola, Inc. (a)	429,289	2,798,964
QUALCOMM, Inc.	303,015	9,951,013
Tellabs, Inc.	71,443	456,521

		39,326,189

Computers & Peripherals—6.1%
Apple, Inc. (a)	168,138	42,291,751
Dell, Inc. (a)	318,293	3,838,614
EMC Corp. (a)(b)	379,714	6,948,766
Hewlett-Packard Co.	431,522	18,676,272
International Business Machines Corp.	236,983	29,262,661
Lexmark International, Inc., Class A (a)(b)	14,496	478,803
NetApp, Inc. (a)	63,659	2,375,117
QLogic Corp. (a)(b)	20,612	342,571
SanDisk Corp. (a)	42,480	1,787,134
Teradata Corp. (a)	30,825	939,546
Western Digital Corp. (a)(b)	42,328	1,276,613

		108,217,848

Electronic Equipment, Instruments & Components—0.5%
Agilent Technologies, Inc. (a)	64,290	1,827,765
Amphenol Corp., Class A (b)	32,055	1,259,120
Corning, Inc.	288,302	4,656,077
FLIR Systems, Inc. (a)	28,319	823,800
Jabil Circuit, Inc.	35,789	475,994
Molex, Inc. (b)	25,164	458,991

		9,501,747

Internet Software & Services—1.6%
Akamai Technologies, Inc. (a)	31,790	1,289,720
eBay, Inc. (a)(b)	210,036	4,118,806
Google, Inc., Class A (a)	44,741	19,907,508
VeriSign, Inc. (a)	33,704	894,841
Yahoo!, Inc. (a)	217,465	3,007,541

		29,218,416

Common Stocks	Shares	Value
Information Technology (continued)
IT Services—1.4%
Automatic Data Processing, Inc. (b)	92,910	$3,740,557
Cognizant Technology Solutions Corp., Class A (a)	55,307	2,768,668
Computer Sciences Corp.	28,488	1,289,082
Fidelity National Information Services, Inc. (b)	61,210	1,641,652
Fiserv, Inc. (a)(b)	28,187	1,287,018
MasterCard, Inc., Class A (b)	17,881	3,567,796
Paychex, Inc.	59,412	1,542,930
SAIC, Inc. (a)	54,036	904,563
Total System Services, Inc.	36,579	497,474
Visa, Inc., Class A (b)	83,602	5,914,841
The Western Union Co.	124,149	1,851,062

		25,005,643

Office Electronics—0.1%
Xerox Corp.	254,720	2,047,949

Semiconductors & Semiconductor Equipment—2.4%
Advanced Micro Devices, Inc. (a)	104,460	764,647
Altera Corp. (b)	55,715	1,382,289
Analog Devices, Inc.	55,038	1,533,359
Applied Materials, Inc.	248,121	2,982,414
Broadcom Corp., Class A (b)	79,772	2,630,083
Intel Corp.	1,028,440	20,003,158
KLA-Tencor Corp. (b)	31,395	875,293
LSI Corp. (a)	121,311	558,031
Linear Technology Corp. (b)	41,397	1,151,250
MEMC Electronic Materials, Inc. (a)(b)	42,286	417,786
Microchip Technology, Inc. (b)	34,267	950,567
Micron Technology, Inc. (a)(b)	157,786	1,339,603
NVIDIA Corp. (a)	105,681	1,079,003
National Semiconductor Corp.	43,961	591,715
Novellus Systems, Inc. (a)	17,811	451,687
Teradyne, Inc. (a)(b)	33,151	323,222
Texas Instruments, Inc.	225,769	5,255,902
Xilinx, Inc. (b)	50,581	1,277,676

		43,567,685

Software—3.6%
Adobe Systems, Inc. (a)	97,237	2,569,974
Autodesk, Inc. (a)	42,380	1,032,377
BMC Software, Inc. (a)	33,526	1,161,005
CA, Inc.	72,131	1,327,210
Citrix Systems, Inc. (a)	34,308	1,448,827
Compuware Corp. (a)	41,170	328,537
Electronic Arts, Inc. (a)	60,545	871,848
Intuit, Inc. (a)	58,020	2,017,355
McAfee, Inc. (a)	28,814	885,166
Microsoft Corp.	1,408,984	32,420,722
Novell, Inc. (a)	65,133	369,955
Oracle Corp.	723,750	15,531,675
Red Hat, Inc. (a)	34,841	1,008,299
Salesforce.com, Inc. (a)(b)	20,900	1,793,638
Symantec Corp. (a)	147,561	2,048,147

		64,814,735

Total Information Technology		321,700,212

Continued

S&P 500 Stock Master Portfolio	Schedule of Investments June 30, 2010 (Unaudited) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Materials—3.2%
Chemicals—1.7%
Air Products & Chemicals, Inc.	39,224	$2,542,107
Airgas, Inc.	15,416	958,875
CF Industries Holdings, Inc.	13,122	832,591
The Dow Chemical Co. (b)	213,332	5,060,235
E.I. du Pont de Nemours & Co. (b)	167,364	5,789,121
Eastman Chemical Co.	13,372	713,530
Ecolab, Inc. (b)	43,106	1,935,890
FMC Corp. (b)	13,426	771,055
International Flavors & Fragrances, Inc. (b)	14,687	623,023
Monsanto Co.	100,775	4,657,821
PPG Industries, Inc.	30,722	1,855,916
Praxair, Inc.	56,514	4,294,499
Sigma-Aldrich Corp. (b)	22,419	1,117,139

		31,151,802

Construction Materials—0.1%
Vulcan Materials Co. (b)	23,584	1,033,687

Containers & Packaging—0.2%
Ball Corp.	17,052	900,857
Bemis Co., Inc. (b)	20,172	544,644
Owens-Illinois, Inc. (a)(b)	30,466	805,826
Pactiv Corp. (a)	24,541	683,467
Sealed Air Corp.	29,448	580,714

		3,515,508

Metals & Mining—1.0%
AK Steel Holding Corp. (b)	20,926	249,438
Alcoa, Inc.	188,590	1,897,215
Allegheny Technologies, Inc. (b)	18,199	804,214
Cliffs Natural Resources, Inc. (b)	25,014	1,179,660
Freeport-McMoRan Copper & Gold, Inc.	87,138	5,152,470
Newmont Mining Corp.	90,753	5,603,090
Nucor Corp. (b)	58,207	2,228,164
Titanium Metals Corp. (a)	15,988	281,229
United States Steel Corp. (b)	26,482	1,020,881

		18,416,361

Paper & Forest Products—0.2%
International Paper Co.	80,642	1,824,928
MeadWestvaco Corp. (b)	31,551	700,432
Weyerhaeuser Co. (b)	39,083	1,375,722

		3,901,082

Total Materials		58,018,440

Telecommunication Services—2.9%
Diversified Telecommunication Services—2.6%
AT&T, Inc.	1,092,053	26,416,762
CenturyLink, Inc.	55,487	1,848,272
Frontier Communications Corp. (b)	58,196	413,773
Qwest Communications International, Inc.	275,783	1,447,861
Verizon Communications, Inc.	522,602	14,643,308
Windstream Corp. (b)	89,221	942,174

		45,712,150

Common Stocks	Shares	Value
Telecommunication Services (continued)
Wireless Telecommunication Services—0.3%
American Tower Corp., Class A (a)	74,520	$3,316,140
MetroPCS Communications, Inc. (a)(b)	48,661	398,534
Sprint Nextel Corp. (a)	550,625	2,334,650

		6,049,324

Total Telecommunication Services		51,761,474

Utilities—3.6%
Electric Utilities—1.9%
Allegheny Energy, Inc.	31,315	647,594
American Electric Power Co., Inc. (b)	88,454	2,857,064
Duke Energy Corp. (b)	242,557	3,880,912
Edison International (b)	60,179	1,908,878
Entergy Corp.	34,967	2,504,337
Exelon Corp.	122,021	4,633,137
FPL Group, Inc. (b)	76,597	3,734,870
FirstEnergy Corp.	56,305	1,983,625
Northeast Utilities	32,503	828,176
PPL Corp.	86,554	2,159,522
Pepco Holdings, Inc.	41,219	646,314
Pinnacle West Capital Corp. (b)	20,140	732,290
Progress Energy, Inc. (b)	53,043	2,080,347
Southern Co.	152,307	5,068,777

		33,665,843

Gas Utilities—0.2%
EQT Corp. (b)	26,571	960,276
Nicor, Inc.	8,492	343,926
Oneok, Inc.	19,647	849,733
Questar Corp.	32,340	1,471,146

		3,625,081

Independent Power Producers & Energy Traders—0.2%
The AES Corp. (a)	123,396	1,140,179
Constellation Energy Group, Inc. (b)	37,250	1,201,313
NRG Energy, Inc. (a)	47,153	1,000,115

		3,341,607

Multi-Utilities—1.3%
Ameren Corp. (b)	44,009	1,046,094
CMS Energy Corp. (b)	42,453	621,936
Centerpoint Energy, Inc.	76,911	1,012,149
Consolidated Edison, Inc. (b)	52,083	2,244,777
DTE Energy Co. (b)	31,105	1,418,699
Dominion Resources, Inc. (b)	110,102	4,265,352
Integrys Energy Group, Inc. (b)	14,222	622,070
NiSource, Inc.	51,236	742,922
PG&E Corp.	68,777	2,826,735
Public Service Enterprise Group, Inc. (b)	93,456	2,927,977
SCANA Corp. (b)	20,943	748,922
Sempra Energy	45,723	2,139,379
TECO Energy, Inc.	39,505	595,340
Wisconsin Energy Corp. (b)	21,591	1,095,527
Xcel Energy, Inc. (b)	84,883	1,749,439

		24,057,318

Total Utilities		64,689,849

Total Long-Term Investments (Cost—$ 1,793,347,313)—96.1%		1,722,598,728

Continued

S&P 500 Stock Master Portfolio	Schedule of Investments June 30, 2010 (Unaudited) (Percentages shown are based on Net Assets)

Short-Term Securities
	Shares	Value
Money Market Funds—14.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.28% (c)(d)(e)	220,607,571	$220,607,571
BlackRock Cash Funds: Prime, SL Agency Shares, 0.28% (c)(d)(e)	38,215,966	38,215,966

		258,823,537

	Par (000)	Value
U.S. Treasury Obligations—0.4%
U.S. Treasury Bill, 0.21%, 9/23/10 (f)(g)	$7,250	7,247,296

Total Short-Term Securities (Cost—$266,071,465)—14.8%		266,070,833

Total Investments Before Short Positions (Cost—$2,059,418,778*)—110.9%		1,988,669,561

Short Positions
	Shares	Value
Questar Corp.—new shares (a)	(32,340)	(522,291)

.Total Short Positions (h) (Proceeds Received— $522,201)—(0.0)%		(522,291)

Total Investments Net of Short Positions—110.9%		1,988,147,270

Liabilities in Excess of Other Assets—(10.9)%		(195,442,770)

Net Assets—100.0%		$1,792,704,500

*	The cost and unrealized appreciation (depreciation) of investments before short positions as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,123,612,827

Gross unrealized appreciation	$271,368,257
Gross unrealized depreciation	(406,311,523)

Net unrealized depreciation	$(134,943,266)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased	Shares Sold	Shares Held at June 30, 2010	Value at June 30, 2010	Realized Loss	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	195,914,609	24,692,962[1]	—	220,607,571	$220,607,571	—	$317,379
BlackRock Cash Funds: Prime, SL Agency Shares	26,419,811	11,796,155[1]	—	38,215,966	$38,215,966	—	$60,456
PNC Financial Services Group, Inc.	93,431	14,587	(10,846)	97,172	$5,490,218	$(1,968,912)	$19,787

[1]	Represents net activity.
(d)	Represents the current yield as of report date.
(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.
(f)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.
(g)	Rate shown is the yield to maturity as of the date of purchase.
(h)	In order to track the performance of its benchmark index, the Master Portfolio sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.
•

For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of June 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Depreciation
1,347	S&P 500 Index	Chicago	September 2010	$69,141,510	$(3,815,083)

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical assets and liabilities.

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices

Continued

S&P 500 Stock Master Portfolio	Schedule of Investments June 30, 2010 (Unaudited)

that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Master Portfolio’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]:
Common Stocks	$1,722,598,728	—	—	$1,722,598,728
Short-Term Securities:
Money Market Funds	258,823,537	—	—	258,823,537
U.S. Government Obligations	—	$7,247,296	—	7,247,296
Liabilities:
Investments in Securities:
Long-Term Investments:
Short Positions	(522,291)			(522,291)

Total	$1,980,899,974	$7,247,296	—	$1,988,147,270

[1]	See above Schedule of Investments for values in each industry.

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Equity contracts	$(3,815,083)	—	—	$(3,815,083)

Total	$(3,815,083)	—	—	$(3,815,083)

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

S&P 500 Stock Master Portfolio

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)
Assets
Investments at value — unaffiliated (1)(2)	$1,724,355,806
Investments at value — affiliated (3)	264,313,755
Investments sold receivable	522,201
Dividends receivable	2,319,751
Securities lending income receivable — affiliated	51,070
Interest receivable	478

Total Assets	1,991,563,061

Liabilities
Collateral at value — securities loaned	197,201,737
Investments purchased payable	471,324
Margin variation payable	588,344
Short positions at value (proceeds — $522,201)	522,291
Investment advisory fees payable	63,809
Professional fees payable	11,056

Total Liabilities	198,858,561

Net Assets	$1,792,704,500

Net Assets Consist of
Investors’ capital	$1,867,268,890
Net unrealized appreciation/depreciation	(74,564,390)

Net Assets	$1,792,704,500

(1) Investments at cost — unaffiliated	$1,795,106,122
(2) Securities loaned at value	$191,916,845
(3) Investments at cost — affiliated	$264,312,656

Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)
Investment Income
Securities lending — affiliated	$311,963
Income — affiliated	85,659
Dividends — unaffiliated	19,390,432
Interest	3,674

Total income	19,791,728

Expenses
Investment advisory	513,755
Professional	13,911
Independent Trustees	27,411

Total expenses	555,077
Less fees waived by advisor	(41,322)

Total expenses after fees waived	513,755

Net investment income	19,277,973

Realized and Unrealized Gain (Loss)
Net realized loss from:
Investments — unaffiliated	(80,710,395)
Investments — affiliated	(1,968,912)
Financial futures contracts	(3,325,816)

(86,005,123)

Net change in unrealized appreciation/depreciation on:
Investments	(50,719,215)
Financial futures contracts	(4,186,530)
Short positions	(90)

(54,905,835)

Total realized and unrealized loss	(140,910,958)

Net Decrease in Net Assets Resulting from Operations	$(121,632,985)

See Notes to Financial Statements.

S&P 500 Stock Master Portfolio

Statements of Changes in Net Assets
	Six Months Ended June 30, 2010	Year Ended December 31, 2009
	(Unaudited)
Increase (Decrease) in Net Assets:
Operations
Net investment income	$19,277,973	$40,788,743
Net realized loss	(86,005,123)	(63,153,127)
Net change in unrealized appreciation/depreciation	(54,905,835)	451,937,162

Net increase (decrease) in net assets resulting from operations	(121,632,985)	429,572,778

Capital Transactions
Proceeds from contributions	183,066,559	451,069,480
Fair value of withdrawals	(317,791,061)	(522,559,993)

Net decrease in net assets derived from capital transactions	(134,724,502)	(71,490,513)

Net Assets
Total increase (decrease) in net assets	(256,357,487)	358,082,265
Beginning of period	2,049,061,987	1,690,979,722

End of period	$1,792,704,500	$2,049,061,987

See Notes to Financial Statements.

S&P 500 Stock Master Portfolio

Financial Highlights
	S&P 500 Stock Master Portfolio
	Six Months Ended June 30, 2010		Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005
	(Unaudited)
Total Investment Return
Total investment return	(6.63	)%(1)	26.63%	(36.86)%	5.54%	15.75%	4.87%

Ratios to Average Net Assets
Total expenses	0.05	%(2)	0.05%	0.05%	0.05%	0.05%	0.05%

Total expenses after fees waived	0.05	%(2)	0.05%	0.05%	0.05%	0.05%	0.05%

Net investment income	1.88	%(2)	2.35%	2.32%	1.98%	1.93%	1.84%

Supplemental Data
Net assets, end of period (000)	$1,792,705		$2,049,062	$1,690,980	$2,920,748	$2,727,449	$2,408,526

Portfolio turnover(3)	4%		5%	8%	7%	14%	10%

(1)	Aggregate total investment return.
(2)	Annualized.
(3)	Portfolio turnover rates include in-kind transactions, if any.

See Notes to Financial Statements.

S&P 500 Stock Master Portfolio

Notes to the Financial Statements

June 30, 2010

(Unaudited)

1.	Organization and Significant Accounting Policies:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to one series of MIP: S&P 500 Stock Master Portfolio (the “Master Portfolio”). The Master Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master Portfolio:

Valuation: The Master Portfolio’s policy is to fair value its financial instruments at market value using independent dealers or pricing services selected under the supervision of the Board of Trustees (the “Board”). Equity investments, including exchange traded funds, traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value. Financial futures contracts traded on exchanges are valued at their last sale price.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”).

When market quotations are not readily available or are believed by BlackRock Fund Advisors (“BFA”) to be unreliable, an investment is a “Fair Value Asset” in accordance with the procedures approved by the Board. When determining the price for a Fair Value Assets, BFA seeks to determine the price that the Master Portfolios might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations are based upon all available factors that BFA deems relevant. The pricing of Fair Value Assets is subsequently reported to the Board.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Master Portfolio either delivers collateral or segregates assets in connection with certain investments (e.g., financial futures contracts), the Master Portfolio will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio has determined the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis. Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in interest income in the Statement of Operations.

Continued

S&P 500 Stock Master Portfolio

Notes to the Financial Statements, Continued

June 30, 2010

(Unaudited)

Income Taxes: The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s US federal tax returns remains open for each of the four years ended December 31, 2009. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Securities Lending: The Master Portfolio may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Master Portfolio could experience delays and costs in gaining access to the collateral. The Master Portfolio also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several master portfolios are pro rated among those master portfolios on the basis of relative net assets or other appropriate methods.

2.	Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and to economically hedge, or protect, its exposure to equity risk. These contracts may be transacted on an exchange. Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange traded financial futures contracts is minimal because of the protection against defaults provided by the exchange on which they trade.

Financial Futures Contracts: The Master Portfolio purchases or sells financial futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities (equity risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Continued

S&P 500 Stock Master Portfolio

Notes to the Financial Statements, Continued

June 30, 2010

(Unaudited)

Derivative Instruments Categorized by Risk Exposure:

Fair Value of Derivative Instruments as of June 30, 2010
	Liability Derivatives
S&P 500 Stock Master Portfolio	Statement of Assets and Liabilities Location	Value
Equity Contracts	Net unrealized appreciation/depreciation*	$(3,815,083)

*	Includes cumulative unrealized appreciation/depreciation of financial futures contracts as reported in Schedule of Investments. Only the current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations Six Months Ended June 30, 2010
S&P 500 Stock Master Portfolio	Net Realized Loss from Financial Futures Contracts	Net Change in Unrealized Depreciation on Financial Futures Contracts
Equity Contracts	$3,325,816	$4,186,530

For the six months ended June 30, 2010, the average quarterly number of contracts and notional amount of outstanding financial futures contracts purchased was 1,279 and $69,847,185, respectively.

3.	Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Master Portfolios for 1940 Act purposes, but BAC and Barclays are not.

MIP, on behalf of the Master Portfolio, entered into an investment advisory agreement with BFA (the “Investment Advisory Agreement”). Pursuant to the Investment Advisory Agreement with MIP, BFA is responsible for the management of the Master Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio. BFA is entitled to receive an annual investment advisory fee of 0.05% of the average daily net assets of the Master Portfolio as compensation for investment advisory services. From time to time, BFA may waive a portion of its investment advisory fees. Any such waivers will reduce the expenses of the applicable Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by each Master Portfolio. BFA has contractually agreed to cap the expenses of the Master Portfolio whereby BFA reduces the investment advisory fee by an amount equal to the independent expenses through April 30, 2012, and are shown as fees waived by advisor in the Statement of Operations.

MIP entered into an administration services arrangement with BlackRock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services. BTC is not entitled to compensation for providing administration services to the Master Portfolio so long as BTC is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of its assets in the Master Portfolio, or so long as BTC (or an affiliate) receives investment advisory fees from the Master Portfolio. BTC has agreed to bear all costs of the Master Portfolio’s and MIP operations, other than brokerage expenses, advisory fees, 12b-1 distribution or service fees, independent expenses, litigation expenses, taxes or other extraordinary expenses. BTC may delegate certain of its administration duties to sub-administrators.

The Master Portfolio received an exemptive order from the SEC permitting, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BTC as the securities lending agent. BTC may, on behalf of the Master Portfolio, invest cash collateral received by the Master Portfolio for such loans, among other things, in a private investment company managed by BTC or its registered money market funds advised by BTC or its affiliates. BTC has voluntarily agreed to waive its fees for the period beginning December 1, 2009 until further notice.

Continued

S&P 500 Stock Master Portfolio

Notes to the Financial Statements, Concluded

June 30, 2010

(Unaudited)

The Master Portfolio invests its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in income-affiliated in the Statement of Operations.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

4.	Investments:

Purchases and sales of investments excluding short-term securities for the six months ended June 30, 2010, were $82,254,698 and $229,015,041, respectively.

5.	Concentration, Market and Credit Risk:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to credit risk, the Master Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Master Portfolio have unsettled or open transactions may default. Financial assets, which potentially expose the Master Portfolio to credit and counterparty risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Master Portfolio’s Statement of Assets and Liabilities.

6.	Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Officers and Trustees

Ronald W. Forbes, Co-Chair of the Board and Trustee

Rodney D. Johnson, Co-Chair of the Board and Trustee

David O. Beim, Trustee

Dr. Matina Horner, Trustee

Herbert I. London, Trustee and Member of the Audit Committee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Jr., Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Chair of the Audit Committee and Trustee

Frederick W. Winter, Trustee and Member of the Audit Committee

Richard S. Davis, Trustee

Henry Gabbay, Trustee

Anne Ackerley, President and Chief Executive Officer

Jeffrey Holland, CFA, Vice President

Brendan Kyne, Vice President

Brian Schmidt, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer

Howard Surloff, Secretary

Investment Advisor

BlackRock Fund Advisors

San Francisco, CA 94105

Custodian

State Street Bank and Trust

Company

Boston, MA 02101

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust

Company

Boston, MA 02101

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered

Public Accounting Firm

Pricewaterhouse Coopers LLP

San Francisco, CA 94111

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Funds

c/o BlackRock Investments, LLC

40 East 52nd Street

New York, NY 10022

Additional Information

(Unaudited)

General	Information

Availability of Quarterly Portfolio Schedule of Investments

The Master Portfolio files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Master Portfolio votes proxies relating to securities held in the Master Portfolio’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

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BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

EQX-SAR-0610

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BB&T Funds

By (Signature and Title)	/S/ E.G. PURCELL, III
E.G. Purcell, III, President (principal executive officer)

Date 8/23/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ E.G. PURCELL, III
E.G. Purcell, III, President (principal executive officer)

Date 8/23/10

By (Signature and Title)	/S/ JAMES T. GILLESPIE
James T. Gillespie, Treasurer (principal financial officer)

Date 8/23/10